Inventory	6 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Inventory [Text Block]

6.      Inventory

The following is a listing of inventory as at September 30, 2024 and March 31, 2024:

	September 30, 2024	March 31, 2024

Parts	$3,807,849	$3,855,668
Work in Process	18,584,753	14,341,949
Finished Goods	9,330,443	13,813,014

Total	$31,723,045	$32,010,631

The Company's finished goods inventory is primarily comprised of EV Stars, EV Star Cab and Chassis, BEAST Type D school buses, and Nano BEAST Type A school buses. During the three months ended September 30, 2024, $4,697,263 of inventory was included in cost of sales (September 30, 2023 - $6,562,846). During the six months ended September 30, 2024 $7,253,348 of inventory was included in cost of sales (September 30, 2023 - $20,761,114).